Loans and Related Allowance for Loan Losses (Troubled Debt Restructurings on Financing Receivables) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) contract	Dec. 31, 2017 USD ($) contract
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | contract	9	9
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 547	$ 413
Financing Receivable, Modifications, Post-Modification Recorded Investment	575	442
Financing Receivable, Modifications, Recorded Investment	$ 445	$ 339
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | contract	8	7
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 522	$ 369
Financing Receivable, Modifications, Post-Modification Recorded Investment	550	397
Financing Receivable, Modifications, Recorded Investment	$ 428	$ 315
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Non-Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | contract	1	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 25	$ 25
Financing Receivable, Modifications, Post-Modification Recorded Investment	25	25
Financing Receivable, Modifications, Recorded Investment	$ 17	$ 20
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member] | Non-Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | contract		1
Financing Receivable, Modifications, Pre-Modification Recorded Investment		$ 19
Financing Receivable, Modifications, Post-Modification Recorded Investment		20
Financing Receivable, Modifications, Recorded Investment		$ 4
Restructured Loan [Member] | Non-Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | contract	1	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 153	$ 19
Financing Receivable, Modifications, Post-Modification Recorded Investment	153	20
Financing Receivable, Modifications, Recorded Investment	$ 147	$ 4
Restructured Loan [Member] | Mortgage Loan [Member] | Real Estate Portfolio Segment [Member] | Non-Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | contract	1
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 153
Financing Receivable, Modifications, Post-Modification Recorded Investment	153
Financing Receivable, Modifications, Recorded Investment	$ 147
Restructured Loan [Member] | Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member] | Non-Accruing Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Number of Contracts | contract		1
Financing Receivable, Modifications, Pre-Modification Recorded Investment		$ 19
Financing Receivable, Modifications, Post-Modification Recorded Investment		20
Financing Receivable, Modifications, Recorded Investment		$ 4